Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001
Amount Registered | shares	30,550,000
Maximum Aggregate Offering Price	$ 25,254,157.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,866.42
Offering Note

(1)	(a) Consists of an aggregate of 30,550,000 shares of the registrant’s common stock, all of which were acquired by the selling stockholder in a private placement. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. (b) Pursuant to Rule 457(c), calculated on the basis of the average of the high and low prices per share of common stock reported on The Nasdaq Stock Market on August 21, 2025.
(2)	Calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”) at the statutory rate of $153.10 per $1,000,000 of securities registered.